INCOME TAX (CREDIT)/EXPENSE (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 17,814	$ 13,851	$ 10,196
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	12,062	9,953	8,471
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	3,291	2,174
USA Tax Credits [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	493	364	345
Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 1,968	$ 1,360	$ 1,380